Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
We write personal and commercial auto insurance, personal residential property insurance, business-related general liability and commercial property insurance predominantly for small businesses, workers’ compensation insurance primarily for the transportation industry, and other specialty property-casualty insurance and provide related services throughout the United States.
Our operating segments are Personal Lines and Commercial Lines, which we report based on product. Our Chief Executive Officer assesses performance and makes key operating decisions for each of our reportable operating segments and, therefore, is considered our chief operating decision maker.
Our Personal Lines segment writes insurance for personal autos, special lines products (e.g., recreational vehicles, such as motorcycles, RVs, and watercraft), personal residential property insurance for homeowners and renters, umbrella insurance, and flood insurance through the “Write Your Own” program for the National Flood Insurance Program.
The Personal Lines segment is written through both the independent agency and direct channels. The agency channel includes business written by our network of more than 40,000 independent insurance agencies, as well as brokerages in New York and California, and strategic alliance business relationships (including other insurance companies, financial institutions, and national agencies). The direct channel includes business written directly by us online or by phone. We operate this segment throughout the United States.
Our Commercial Lines segment writes auto-related liability and physical damage insurance, business-related general liability and commercial property insurance predominately for small businesses, and workers’ compensation insurance primarily for the transportation industry. This segment operates throughout the United States and is distributed through both the independent agency, including brokerages, and direct channels.
We evaluate operating segment profitability based on pretax underwriting profit (loss). Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues, less: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; (iii) other underwriting expenses; and (iv) policyholder credit expense.
Our service businesses primarily provide insurance-related services, including serving as an agent for homeowners, general liability, and workers’ compensation insurance, among other products, through programs in our direct Personal Lines and Commercial Lines businesses. Pretax profit (loss) is the difference between service business revenues and service business expenses.
Assets and income taxes are not allocated to operating segments, as such allocation would be impractical. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We also do not separately identify depreciation expense by segment. Companywide depreciation expense for 2025, 2024, and 2023, was $313 million, $284 million, and $285 million, respectively. The accounting policies of the operating segments are consistent with those described in Note 1 – Reporting and Accounting Policies.
Operating segment results for the years ended December 31, were as follows:

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2025
Net premiums earned	$70,778	$10,881	$2	$81,661
Fees and other revenues	1,060	136	0	1,196
Total underwriting revenue	71,838	11,017	2	82,857
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	39,222	6,080	1	45,303
Catastrophe losses	1,437	41	0	1,478
Loss adjustment expenses	6,003	1,175	0	7,178
Total losses and loss adjustment expenses	46,662	7,296	1	53,959
Underwriting expenses:
Distribution expenses[2]	9,720	1,225	4	10,949
Other underwriting expenses[3]	6,602	1,080	18	7,700
Total underwriting expenses	16,322	2,305	22	18,649
Pretax underwriting profit (loss)	$8,854	$1,416	$(21)	10,249
Investment profit (loss)[4]				4,276
Service businesses				(24)
Interest expense				(278)
Total pretax profit (loss)				$14,223

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2024
Net premiums earned	$60,091	$10,707	$1	$70,799
Fees and other revenues	893	171	0	1,064
Total underwriting revenue	60,984	10,878	1	71,863
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	33,684	6,421	10	40,115
Catastrophe losses	2,434	80	0	2,514
Loss adjustment expenses	5,325	1,109	(3)	6,431
Total losses and loss adjustment expenses	41,443	7,610	7	49,060
Underwriting expenses:
Distribution expenses[2]	7,969	1,168	1	9,138
Other underwriting expenses[3]	4,732	964	11	5,707
Total underwriting expenses	12,701	2,132	12	14,845
Pretax underwriting profit (loss)	$6,840	$1,136	$(18)	7,958
Investment profit (loss)[4]				3,067
Service businesses				(33)
Interest expense				(279)
Total pretax profit (loss)				$10,713

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2023
Net premiums earned	$48,765	$9,899	$1	$58,665
Fees and other revenues	740	149	0	889
Total underwriting revenue	49,505	10,048	1	59,554
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	31,509	6,866	3	38,378
Catastrophe losses	1,753	41	0	1,794
Loss adjustment expenses	4,487	993	3	5,483
Total losses and loss adjustment expenses	37,749	7,900	6	45,655
Underwriting expenses:
Distribution expenses[2]	4,904	1,073	1	5,978
Other underwriting expenses[3]	3,967	952	10	4,929
Total underwriting expenses	8,871	2,025	11	10,907
Pretax underwriting profit (loss)	$2,885	$123	$(16)	2,992
Investment profit (loss)[4]				2,219
Service businesses				(39)
Interest expense				(268)
Total pretax profit (loss)				$4,904
[1] Includes other underwriting businesses and run-off operations.
[2] Includes policy acquisition costs, agent contingent commissions, and advertising costs attributable to our operating segments. A portion of our companywide advertising costs are also related to our service businesses.
[3] Primarily consists of employee compensation and benefit costs, policyholder credit expense, and the increase in the allowance for credit loss exposure on our premiums receivable.
[4] Calculated as recurring investment income plus total net realized gains (losses) on securities, less investment expenses.
For the year ended December 31, 2025, in the table above, other underwriting expenses for the Personal Lines segment included $1,224 million of policyholder credit expense. During 2025, we determined that our personal auto profit in Florida, for the 2023 to 2025 accident-year period, exceeded the statutory profit limit that a Florida statute imposes on the profit that any insurance group can earn on personal auto insurance over any contiguous three-accident-year period. The accrual represents our estimate of the profit we will earn on a three-accident-year period ending December 31, 2025. As a result, our estimate of the profit earned in excess of the permitted limit will be credited to all Florida personal auto policyholders active at December 31, 2025, pro rata based on 2025 earned premium. The expense is reported in policyholder credit expense on our consolidated statements of comprehensive income and the accrual is included in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets.
The reconciliation of total underwriting revenues to consolidated revenues for the years ended December 31, were as follows:

(millions)	2025	2024	2023
Total underwriting revenue	$82,857	$71,863	$59,554
Investment income	3,583	2,832	1,892
Total net realized gains (losses) on securities	727	264	353
Service revenues	504	413	310
Total revenues	$87,671	$75,372	$62,109
Our management uses underwriting margin and combined ratio as primary measures of underwriting profitability. The underwriting margin is the pretax underwriting profit (loss), as previously defined, expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Fees and other revenues are netted against either loss adjustment expenses or underwriting expenses in the ratio calculations, based on the underlying activity that generated the revenue. Combined ratio is the complement of the underwriting margin. Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2025		2024		2023
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines	12.5%	87.5	11.4%	88.6	5.9%	94.1
Commercial Lines	13.0	87.0	10.6	89.4	1.2	98.8
Total underwriting operations	12.6	87.4	11.2	88.8	5.1	94.9